Share-Based Comepsantion	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Comepsantion [Abstract]
SHARE-BASED COMEPSANTION

10. SHARE-BASED COMEPSANTION

Share options

In October 2014, TP Holdings adopted a Thunder Power Holdings Limited Share Option Plan (the “2014 Plan”), As of June 30, 2024, the 2014 Plan existed to the extent that there are options/awards outstanding thereunder.

On June 17, 2024, the stockholders of the Company voted to approve the 2024 Omnibus Equity Incentive Plan (the “2024 Plan”), which became effective at the closing of the Business Combination. All outstanding options to purchase share of TP Holdings granted under the 2014 Plan has rolled over into the 2024 Plan and became options to purchase share of Common Stock of the Company. Such options granted under the 2014 Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock options and the terms of the 2024 Plan (including the terms of the Prior Plan attached as an exhibit to the 2024 Plan).

The total number of shares of the Company’s Common Stock reserved and available for grant and issuance pursuant to awards under the 2024 Plan equals 10% of the total number of outstanding shares of the Company’s Common Stock immediately following the Business Combination, the full amount of which may be issued pursuant to incentive stock options. In addition, annually on the first trading day of the calendar year, beginning with the 2025 calendar year, the share reserve (but not the incentive stock option limit) will automatically increase by 5% of the total number of shares of the Company’s Common Stock outstanding as of the last day of the immediately preceding calendar year, unless the administrator of the 2024 Plan acts prior to January 1 of such calendar year to provide that there will be no increase or a lesser increase in the share reserve for that year. Under the 2024 Plan, non-employee directors, employees and consultants, and any individual to whom the Company and the affiliates have extended a formal offer of employment, are eligible to receive awards under the 2024 Plan. There is no limit on the number or class of directors, employees or consultants that are eligible to receive awards.

For the three and six months ended June 30, 2024 and 2023, the transaction activities of share options were as below:

	Number of options	Weighted average exercise price per option
Outstanding at December 31, 2022	817,500	$1.03
Forfeited	(12,500)	$1.50
Outstanding at March 31, 2023	805,000	$1.02
Forfeited	(202,500)	$1.00
Outstanding at June 30, 2023	602,500	$1.02

Outstanding at December 31, 2023	590,000	$1.02
Forfeited	(192,500)	$1.03
Outstanding at March 31, 2024	397,500	$1.02
Forfeited	(12,500)	$1.00
Outstanding at June 30, 2024	385,000	$1.02

The following table summarizes information with respect to outstanding share options to employees as of June 30, 2024.

	Number of options	Weighted average remaining contractual term (years)
Share options	385,000	0.63

For the three and six months ended June 30, 2023, the Company charged share-based compensation expenses of $nil and $45, respectively, in the accounts of “General and administrative expenses”. For the three and six months ended June 30, 2024, the Company did not charge share-based compensation expenses.

Other share-based compensation

As noted in Note 8, the Company issued 2,183,887 shares of common stock to Mr. Wellen Sham, to settle its outstanding liabilities due to related parties aggregating $609,958. The fair value of the common stock was $0.49 per share. The total fair value of these common stock of $1,071,524 exceeded the outstanding liabilities by $461,566, which was deemed as share-based compensation to Mr. Wellen Sham. The Company recorded $461,566 as share-based settlement expenses in the account of “General and administrative expenses” in the consolidated statements of operations.

In July 2023, the Company issued 2,835,526 shares of common stock to certain investors in exchange for cash consideration of $1,060,000. On the issuance date, the fair value of the common stock was $0.49 per share. The total fair value of the common stock of $1,391,250 exceeded the cash consideration by $331,250, which was deemed as share-based compensation expenses to these investors. The Company recorded $331,250 as share-based compensation expenses in the account of “General and administrative expenses” in the consolidated statements of operations.

In July 2023, the Company issued 150,727 shares of common stock to Ms. Wanda Tong. The issuance of common stock was to settle the consulting service fees of $56,346 due to Ms. Tong. On the issuance date, the fair value of the common stock was $0.49 per share. The fair value of the common stock of $73,953 exceeded the Company’s liabilities by $17,608, which was deemed as a share-based compensation expenses to Ms. Tong. The Company recorded $17,608 as share-based compensation expenses in the account of “General and administrative expenses” in the consolidated statements of operations.

In June 2024, the Company issued 90,000 shares of common stock to three independent directors of FLFV for their past services. The grant date fair value of the common stock was $900,000, calculated at $10 per share. The Company recorded share-based compensation expenses in the “general and administrative expenses” with corresponding accounts to equity.

Immediately prior to the closing of FLFV’s IPO on June 21, 2022, FLFV’s Sponsor agreed to transfer an aggregated amount of 505,000 founder shares that are shares of FLFV Common Stock initially purchased by the Sponsor (“Founder Shares”)to FLFV’s officers, directors, secretary and their designees. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a business combination). Compensation expense related to the Founders Shares is recognized only when the business combination is consummated under ASC 718. The sale of the Founders Shares to FLFV’s management and directors is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. On June 21, 2024, the Sponsor transferred 429,350 shares to FLFV’s officers, directors, secretary and their designees. The fair value was $107,712 for a total of 429,350 shares or $0.25 per share. The Company recognized share-based compensation expenses of $107,712 on June 21, 2024.

9.	SHARE-BASED COMEPSANTION

Share options

In October 2014, the Company adopted a 2014 Plan (the “Plan”), which was further amended in August 2015, January 2016, July 2017 and August 2018. The maximum aggregate number of share which may be issued pursuant to all awards under the Plan shall be equivalent 20% of the total issued shares of the Company, which shall be designed as Class A Shares (the “Class A Shares”), Class B Shares (the “Class B Shares”) and Class C Shares (the “Class C Shares”) as the Committee, in its discretion, shall determine (“Other Classes”).

Except for the options which are granted at the effective date of this Plan, the time at which an option for the Class A Shares may be exercised, in whole or in part, is that, at the time of the grant, the shares representing 50% of the option and, at one-year anniversary of the grant, the shares representing the remaining 50% of the option. The time at which an Option of other classes may be exercised, in whole or in part, is that, at one-year, two-year, three-year and four-year anniversaries of the grant, the shares representing 25%, 25%, 25% and 25% of the option. The term of any Option under the Plan shall not exceed three years after becoming exercisable (“Exercise Period”).

As of January 1, 2022, the Company granted a total of 33,840,000 stock options for the Class A Shares to employees at an exercise price of HK$1.0 per share, with a graded vesting period of 2 years and exercisable upon the vested dates, granted total of 980,000 stock options for Class B Shares to employees at an exercise price of US$1.0 per share, with a graded vesting period of 4 years and exercisable upon the vested dates, and granted total of 60,000 stock options for Class C Shares to employees at an exercise price of US$1.5 per share, with a graded vesting period of 4 years and exercisable upon the vested dates.

As of January 1, 2022, the employees exercised 33,400,000 stock options for the Class A Shares, and 440,000 vested share options for Class A Shares were forfeited because these share options were not exercised during Exercise Period.

As of January 1, 2022, 182,500 vested share options for Class B Shares and 2,500 vested share options for Class C Shares were forfeited because these share options were not exercised during Exercise Period. As of January 1, 2022, the Company had nil outstanding share options for Class A Shares, 797,500 outstanding share options for Class B Shares and 57,500 outstanding share options for Class C Shares.

For the years ended December 31, 2023 and 2022, the transaction activities of share options were as below:

	Number of options	Weighted average exercise price per option
Outstanding at December 31, 2021	855,000	$1.03
Forfeited	(37,500)	$1.20
Outstanding at December 31, 2022	817,500	$1.03

Outstanding at December 31, 2022	817,500	$1.03
Forfeited	(227,500)	$1.03
Outstanding at December 31, 2023	590,000	$1.02

The following table summarizes information with respect to outstanding share options to employees as of December 31, 2023.

	Number of options	Weighted average remaining contractual term (years)
Share options for Class B Shares	562,500	0.99
Share options for Class C Shares	27,500	0.53
	590,000	0.97

For the years ended December 31, 2023 and 2022, the Company charged share-based compensation expenses of $45 and $12,531, respectively, in the accounts of “General and administrative expenses”.

Other share-based compensation

As noted in Note 7, the Company issued 17,008,312 shares of the Company’s common stock at $0.048 per share to Mr. Wellen Sham, to settle its outstanding liabilities due to related parties aggregating $609,958. The fair value of the common stocks was $0.048 per share. The total fair value of these common stocks of $1,071,524 exceeded the outstanding liabilities by $461,566, which was deemed as share-based compensation to Mr. Wellen Sham. The Company recorded $461,566 as share-based settlement expenses in the account of “General and administrative expenses” in the consolidated statements of operations.

In July 2023, the Company issued 22,083,334 shares of the Company’s common stock at $0.048 per share to certain investors in exchange for cash consideration of $1,060,000. On the issuance date, the fair value of the common stock was $0.063 per share. The total fair value of the common stocks of $1,391,250 exceeded the cash consideration by $331,250, which was deemed as share-based compensation expenses to these investors. The Company recorded $331,250 as share-based compensation expenses in the account of “General and administrative expenses” in the consolidated statements of operations.

In July 2023, the Company issued 1,173,878 shares of the Company’s common stock at $0.048 per share to Ms. Wanda Tong. The issuance of common stock was to settle the consulting service fees of $56,346 due to Ms. Tong. On the issuance date, the fair value of the common stock was $0.063 per share. The fair value of the common stocks of $73,953 exceeded the Company’s liabilities by $17,608, which was deemed as a share-based compensation expenses to Ms. Tong. The Company recorded $17,608 as share-based compensation expenses in the account of “General and administrative expenses” in the consolidated statements of operations.